UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2017

Date of Reporting Period: 09/30/2017

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEPTEMBER 30, 2017

SHARES OR
PRINCIPAL
AMOUNT			VALUE

-------------		-	------------
COMMON STOCKS -- 94.49%
	Consumer Discretionary - Automobiles &
	Components -- 2.01%
67,500	Dorman Products, Inc. *		$ 4,834,350
65,000	Winnebago Industries, Inc		2,908,750
			------------
			7,743,100
			------------

	Consumer Discretionary - Durables &
	Apparel -- 1.01%
145,000	La-Z-Boy Incorporated		3,900,500
			------------

	Consumer Discretionary - Retailing -- 3.81%
157,500	Core-Mark Holding Company, Inc.		5,062,050
30,000	Guess?, Inc.		510,900
70,000	Murphy USA Inc. *		4,830,000
92,500	Ollie's Bargain Outlet Holdings, Inc. *		4,292,000
			------------
			14,694,950
			------------

	Consumer Discretionary - Services -- 3.39%
155,000	Carriage Services, Inc.		3,968,000
275,000	Potbelly Corporation *		3,410,000
365,000	Wendy's Company (The)		5,668,450
			------------
			13,046,450
			------------

	Consumer Staples - Food & Staples
	Retailing -- 1.11%
48,000	PriceSmart, Inc.		4,284,000
			------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 0.59%
155,000	Nomad Foods Limited *		2,258,350
			------------

	Financials - Banks -- 5.13%
180,894	First Financial Bancorp.		4,730,378
136,000	Glacier Bancorp, Inc.		5,135,360
62,500	IBERIABANK Corporation		5,134,375
192,500	Sterling Bancorp		4,745,125
			------------
			19,745,238
			------------

	Financials - Diversified -- 2.75%
135,000	Cohen & Steers, Inc.		5,331,150
62,000	Morningstar, Inc.		5,269,380
			------------
			10,600,530
			------------

	Financials - Insurance -- 1.38%
110,000	Brown & Brown, Inc.		5,300,900
			------------

	Health Care - Equipment & Services -- 13.13%
272,700	Entellus Medical, Inc. *		5,034,042
235,991	K2M Group Holdings, Inc. *		5,005,369

95,000	LivaNova PLC *	6,655,700
87,500	NuVasive, Inc. *	4,852,750
55,000	Omnicell, Inc. *	2,807,750
62,500	STERIS plc	5,525,000
15,000	Teleflex Incorporated	3,629,550
162,500	Varex Imaging Corporation *	5,499,000
220,000	Vocera Communications, Inc. *	6,901,400
180,000	Wright Medical Group N.V. *	4,656,600
		------------
		50,567,161
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 6.70%
39,000	Bio-Techne Corporation	4,714,710
53,000	ICON plc *	6,035,640
95,000	INC Research Holdings, Inc. *	4,968,500
97,500	Prestige Brands Holdings, Inc. *	4,883,775
157,500	VWR Corporation *	5,214,825
		------------
		25,817,450
		------------

	Industrials - Capital Goods -- 6.60%
90,000	A.O. Smith Corporation	5,348,700
102,500	Beacon Roofing Supply, Inc. *	5,253,125
62,500	HEICO Corporation	5,613,125
44,000	Middleby Corporation (The) *	5,639,480
45,000	Regal-Beloit Corporation	3,555,000
		------------
		25,409,430
		------------

	Industrials - Commercial & Professional
	Services -- 8.33%
105,000	ICF International, Inc. *	5,664,750
232,500	Interface, Inc.	5,091,750
105,000	KAR Auction Services, Inc.	5,012,700
160,000	Ritchie Bros. Auctioneers Incorporated	5,059,200
148,500	SP Plus Corporation *	5,865,750
100,000	US Ecology, Inc.	5,380,000
		------------
		32,074,150
		------------

	Industrials - Transportation -- 6.08%
156,500	Knight-Swift Transportation Holdings Inc.	6,502,575
306,666	Marten Transport, Ltd.	6,301,986
142,500	Werner Enterprises, Inc.	5,208,375
80,000	XPO Logistics, Inc. *	5,422,400
		------------
		23,435,336
		------------

	Information Technology - Hardware &
	Equipment -- 3.21%
142,500	Control4 Corporation *	4,198,050
90,000	Electronics For Imaging, Inc. *	3,841,200
40,000	Zebra Technologies Corporation -
	Class A *	4,343,200
		------------
		12,382,450
		------------

	Information Technology - Semiconductors
	& Semiconductor Equipment -- 2.61%
77,500	Cavium, Inc. *	5,110,350
67,500	Power Integrations, Inc.	4,941,000
		------------
		10,051,350
		------------

	Information Technology - Software
	& Services -- 18.58%
140,000	Barracuda Networks, Inc. *	3,392,200

67,500	BlackLine, Inc. *	2,303,100
180,000	Bottomline Technologies (de), Inc. *	5,729,400
113,000	CyberArk Software Ltd. *	4,633,000
190,000	Descartes Systems Group Inc. (The) *	5,196,500
65,000	DST Systems, Inc.	3,567,200
105,000	Envestnet, Inc. *	5,355,000
57,500	Euronet Worldwide, Inc. *	5,450,425
104,000	ExlService Holdings, Inc. *	6,065,280
41,500	Jack Henry & Associates, Inc.	4,265,785
14,000	MercadoLibre, Inc.	3,625,020
117,500	Paylocity Holding Corporation *	5,736,350
145,000	Q2 Holdings, Inc. *	6,039,250
77,500	Veeva Systems Inc. *	4,371,775
160,000	WNS (Holdings) Limited *	5,840,000
		------------
		71,570,285
		------------

	Materials -- 6.79%
50,100	American Vanguard Corporation	1,147,290
62,000	AptarGroup, Inc.	5,351,220
167,500	GCP Applied Technologies Inc. *	5,142,250
135,000	PolyOne Corporation	5,404,050
95,000	RPM International, Inc.	4,877,300
55,000	Sensient Technologies Corporation	4,230,600
		------------
		26,152,710
		------------

	Real Estate - Real Estate -- 1.28%
94,000	QTS Realty Trust, Inc. - Class A	4,921,841
		------------

	TOTAL COMMON STOCKS	363,956,181
	(cost $243,628,450)	------------

SHORT-TERM INVESTMENTS -- 5.61%
	U.S. Treasury Bills - 4.41%
$3,000,000	U.S. Treasury Bill 10/05/2017, 1.010%	2,999,751
14,000,000	U.S. Treasury Bill 10/12/2017, 0.925%	13,996,453
		------------
		16,996,204
		------------

	Money Market Fund - 1.20%
4,594,012	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class) 0.90%	4,594,012
		------------

	TOTAL SHORT-TERM INVESTMENTS	21,590,216
	(cost $21,590,216)	------------

	TOTAL INVESTMENTS
	(cost $265,218,666) - 100.10%	385,546,397
		------------

	NET OF LIABILITIES, OTHER ASSETS, - (0.10)%	(374,178)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$385,172,219
		------------
		------------
% of net assets.

As of September 30, 2017, investment cost for federal tax purposes was
$265,218,666 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$123,866,758
Unrealized depreciation	(3,539,027)
------------
Net unrealized appreciation	$120,327,731
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$363,956,181
Money Market Fund	4,594,012
Level 2 -
U.S. Treasury Bills	16,996,204
Level 3 -
None	--
--------------
Total	$385,546,396
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: November 9, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: November 9, 2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: November 9, 2017